Common Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) shares	Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 31, 2019 $ / shares	Dec. 04, 2019 CLP ($) $ / shares	Apr. 17, 2019 CLP ($) $ / shares	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 $ / shares	Dec. 05, 2018 CLP ($) $ / shares	Nov. 13, 2018 shares	Jun. 05, 2018 CLP ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Apr. 11, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 $ / shares	Dec. 06, 2017 CLP ($) $ / shares	Dec. 31, 2016 $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Issued capital	$ 562,693,346						$ 562,693,346
Number of shares issued and fully paid | shares	369,502,872									12,000
Description of dividend policy	annually distributing at least 50% of the net distributable profit of the year
Dividend payables											$ 129,858,280	$ 5,141,760,000	$ 104,729,404	$ 4,146,778,022
Reserve of exchange differences on translation	$ 101,931,435						118,054,328									$ 153,541,761
Reserve of cash flow hedges	329,691						80,188									28,244
Reserve of remeasurements of defined benefit plans	7,728,154						4,840,574									3,958,511
Other reserves	(137,502,529)						(151,048,226)
Increase decrease through adjustments due to reassessment of fixed assets			$ 4,087,396
Increase decrease through adjustments of price level restatement of paid up capital		$ 17,615,333
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables					$ 27,712,715				$ 51,730,402									$ 25,865,201
Dividend per Share | (per share)				$ 75.0000	$ 75			$ 140.0000	$ 140								$ 70.0000	$ 70	$ 66.0000
Other reserves	$ 28,172,631						$ 28,233,512									$ 20,603,251
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables						$ 132,404,074									$ 40,234,551
Dividend per Share | (per share)						$ 358.33030		$ 358.33030							$ 108.88833		$ 108.88833		$ 110.32236
Percentage of dividend distribution															31.04%